Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions
Schedule of material related party transactions

	Year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB
Purchase of goods (Note a)	22,654	585,494	111,191
Delivery services (Note b)	—	—	469,974
Other advertising income	—	—	4,027

Note	a: The goods were purchased from an affiliate of the Company and companies controlled or significantly influenced by shareholders.
Note	b: The Group engages certain of the Group's affiliates to deliver the goods to its customers.